Vanguard® S&P Mid-Cap 400 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (1.6%)
	Cable One Inc.	6,503	8,474
	New York Times Co. Class A	219,218	7,561
*	Iridium Communications Inc.	173,465	6,437
	TEGNA Inc.	290,340	6,358
*	Ziff Davis Inc.	63,301	4,832
	World Wrestling Entertainment Inc. Class A	57,297	3,826
*	TripAdvisor Inc.	129,703	3,222
	John Wiley & Sons Inc. Class A	56,999	3,019
*	Yelp Inc. Class A	89,902	2,644
			46,373
Consumer Discretionary (14.0%)
	Service Corp. International	216,244	15,144
	Williams-Sonoma Inc.	95,688	12,240
	Lithia Motors Inc. Class A	39,715	12,092
*	Mattel Inc.	459,509	11,543
	Lear Corp.	78,308	11,038
*,1	GameStop Corp. Class A	81,125	10,120
	Wyndham Hotels & Resorts Inc.	122,186	9,791
	Gentex Corp.	310,158	9,640
*	Deckers Outdoor Corp.	35,733	9,596
*	Five Below Inc.	73,479	9,596
*	Capri Holdings Ltd.	193,641	9,438
	Macy's Inc.	392,341	9,279
	Churchill Downs Inc.	45,138	9,137
*	TopBuild Corp.	43,182	8,518
	Marriott Vacations Worldwide Corp.	55,861	8,252
	Polaris Inc.	74,819	7,972
	Brunswick Corp.	101,129	7,608
	H&R Block Inc.	215,842	7,606
	Murphy USA Inc.	30,072	7,492
	Toll Brothers Inc.	147,439	7,441
	Kohl's Corp.	182,563	7,361
	Texas Roadhouse Inc. Class A	91,381	7,125
	Harley-Davidson Inc.	201,875	7,102
*	Skechers U.S.A. Inc. Class A	177,003	6,974
	Leggett & Platt Inc.	175,007	6,855
[1]	Dick's Sporting Goods Inc.	82,478	6,700
*	Light & Wonder Inc.	126,633	6,686
	Tempur Sealy International Inc.	252,406	6,656
*	RH	22,801	6,614
	Boyd Gaming Corp.	107,618	6,325

		Shares	Market Value ($000)
*	AutoNation Inc.	52,427	6,268
*	Helen of Troy Ltd.	31,651	5,861
	Travel + Leisure Co.	113,265	5,789
	Thor Industries Inc.	72,941	5,541
	Choice Hotels International Inc.	43,077	5,509
	Hanesbrands Inc.	457,915	5,435
*	YETI Holdings Inc.	114,925	5,258
*	Goodyear Tire & Rubber Co.	368,639	4,763
*	Taylor Morrison Home Corp. Class A	160,945	4,663
*	Grand Canyon Education Inc.	51,971	4,634
*	Fox Factory Holding Corp.	55,230	4,530
*	Adient plc	124,102	4,392
	Wendy's Co.	231,347	4,312
*	Crocs Inc.	77,188	4,304
	Carter's Inc.	55,338	4,264
*	Visteon Corp.	36,729	4,121
*	Victoria's Secret & Co.	95,277	3,926
	KB Home	112,403	3,877
	Nordstrom Inc.	146,383	3,869
	Foot Locker Inc.	114,554	3,778
	Papa John's International Inc.	42,488	3,739
*	Ollie's Bargain Outlet Holdings Inc.	76,890	3,612
	Columbia Sportswear Co.	45,256	3,520
*	Callaway Golf Co.	153,430	3,331
	Graham Holdings Co. Class B	5,221	3,201
	Cracker Barrel Old Country Store Inc.	30,792	3,141
	Dana Inc.	189,063	3,131
	Wingstop Inc.	39,059	3,111
	Gap Inc.	278,992	3,077
*	Six Flags Entertainment Corp.	101,328	2,974
[1]	American Eagle Outfitters Inc.	201,175	2,436
*	Urban Outfitters Inc.	85,976	1,810
			394,118
Consumer Staples (3.8%)
*	Darling Ingredients Inc.	212,185	16,990
*	BJ's Wholesale Club Holdings Inc.	178,255	10,316
	Casey's General Stores Inc.	48,680	10,200
*	Performance Food Group Co.	203,070	8,801
	Ingredion Inc.	87,289	8,265
	Flowers Foods Inc.	260,664	7,194
*	Post Holdings Inc.	74,687	6,142
	Sanderson Farms Inc.	27,818	5,550
*	Boston Beer Co. Inc. Class A	12,315	4,376
*	Grocery Outlet Holding Corp.	114,415	4,376
*	Sprouts Farmers Market Inc.	147,282	3,990
*	BellRing Brands Inc.	146,203	3,823
*	Coty Inc. Class A	451,386	3,200
	Lancaster Colony Corp.	25,958	3,164
*	Hain Celestial Group Inc.	119,770	3,156
	Nu Skin Enterprises Inc. Class A	65,334	3,048
	Energizer Holdings Inc.	85,883	2,576
*	Pilgrim's Pride Corp.	63,907	2,129
			107,296
Energy (4.5%)
	Targa Resources Corp.	300,278	21,626
	EQT Corp.	394,495	18,825
*	Range Resources Corp.	327,487	11,118

		Shares	Market Value ($000)
	NOV Inc.	515,081	10,301
	PDC Energy Inc.	127,737	10,109
	HF Sinclair Corp.	196,013	9,624
	Matador Resources Co.	144,674	8,811
	Murphy Oil Corp.	190,471	8,080
	DT Midstream Inc.	126,814	7,368
	ChampionX Corp.	264,967	6,166
*	CNX Resources Corp.	265,751	5,772
	Antero Midstream Corp.	425,229	4,618
	Equitrans Midstream Corp.	532,773	4,193
			126,611
Financials (14.6%)
	First Horizon Corp.	700,152	15,984
*	Alleghany Corp.	17,961	14,976
	East West Bancorp Inc.	186,053	13,682
	American Financial Group Inc.	86,809	12,266
	Webster Financial Corp.	235,847	11,578
	Reinsurance Group of America Inc.	88,116	11,089
	Commerce Bancshares Inc.	144,890	10,023
	Unum Group	268,201	9,776
	Voya Financial Inc.	141,641	9,718
	Cullen/Frost Bankers Inc.	74,721	9,339
	Old Republic International Corp.	374,479	8,958
	RenaissanceRe Holdings Ltd.	57,686	8,856
	Stifel Financial Corp.	137,067	8,796
	Prosperity Bancshares Inc.	120,876	8,764
	First American Financial Corp.	143,973	8,723
	Jefferies Financial Group Inc.	253,832	8,382
	Pinnacle Financial Partners Inc.	99,857	8,130
	Synovus Financial Corp.	190,200	8,112
	SEI Investments Co.	137,997	8,063
	SLM Corp.	365,926	7,168
	Affiliated Managers Group Inc.	53,330	7,126
	Interactive Brokers Group Inc. Class A	114,628	7,054
	Valley National Bancorp	552,443	7,022
	First Financial Bankshares Inc.	168,161	6,935
	Glacier Bancorp Inc.	142,204	6,884
	Hanover Insurance Group Inc.	46,670	6,842
	United Bankshares Inc.	178,932	6,721
	Cadence Bank	247,095	6,605
	Bank OZK	158,611	6,578
	Wintrust Financial Corp.	74,736	6,531
	Primerica Inc.	51,812	6,528
	RLI Corp.	52,246	6,328
	Selective Insurance Group Inc.	78,920	6,258
	Janus Henderson Group plc	221,622	6,230
	Essent Group Ltd.	144,796	6,196
	Kinsale Capital Group Inc.	28,125	6,184
	Old National Bancorp	387,338	6,159
	New York Community Bancorp Inc.	610,124	6,089
	MGIC Investment Corp.	420,397	5,856
	Evercore Inc. Class A	51,164	5,843
	Hancock Whitney Corp.	113,854	5,674
	FNB Corp.	446,163	5,421
	UMB Financial Corp.	56,529	5,220
*	Brighthouse Financial Inc.	102,135	5,017
	Umpqua Holdings Corp.	284,095	5,014
	PacWest Bancorp	156,854	4,953

		Shares	Market Value ($000)
	Home BancShares Inc.	197,386	4,459
	Federated Hermes Inc. Class B	126,891	4,310
	Bank of Hawaii Corp.	52,806	4,197
	Kemper Corp.	78,510	4,148
	Cathay General Bancorp	99,379	4,085
	Associated Banc-Corp	196,116	4,060
	FirstCash Holdings Inc.	52,781	3,940
*	Texas Capital Bancshares Inc.	66,449	3,756
	Fulton Financial Corp.	211,212	3,348
	CNO Financial Group Inc.	157,589	3,242
	Navient Corp.	201,621	3,226
	International Bancshares Corp.	69,689	2,922
	Washington Federal Inc.	85,476	2,774
	Mercury General Corp.	34,925	1,710
			413,828
Health Care (9.2%)
*	United Therapeutics Corp.	59,051	13,602
*	Jazz Pharmaceuticals plc	80,599	12,064
*	Neurocrine Biosciences Inc.	124,374	11,628
*	Repligen Corp.	67,441	11,092
*	Syneos Health Inc.	135,997	10,049
	Chemed Corp.	20,191	9,781
*	Masimo Corp.	66,639	9,358
*	Envista Holdings Corp.	211,668	9,110
*	Tenet Healthcare Corp.	140,514	9,093
	Encompass Health Corp.	130,498	8,553
*	Halozyme Therapeutics Inc.	184,664	8,491
*	Acadia Healthcare Co. Inc.	117,963	8,395
	Bruker Corp.	133,258	8,326
*	Exelixis Inc.	415,010	7,607
	Azenta Inc.	98,276	7,532
	Perrigo Co. plc	175,501	6,995
*	LHC Group Inc.	41,548	6,924
*	Globus Medical Inc. Class A	103,681	6,905
*	HealthEquity Inc.	109,603	6,859
*	Penumbra Inc.	46,076	6,770
*	QuidelOrtho Corp.	65,537	6,228
*	Integra LifeSciences Holdings Corp.	95,510	5,983
*	Tandem Diabetes Care Inc.	83,293	5,678
*	Option Care Health Inc.	181,624	5,514
*	Medpace Holdings Inc.	37,693	5,399
*	Amedisys Inc.	42,752	4,955
*	LivaNova plc	69,814	4,752
*	ICU Medical Inc.	26,147	4,749
*	Arrowhead Pharmaceuticals Inc.	138,304	4,614
*	Haemonetics Corp.	67,018	4,240
*	STAAR Surgical Co.	62,440	4,117
*	Enovis Corp.	59,371	3,939
*	NuVasive Inc.	67,741	3,889
*	R1 RCM Inc.	175,058	3,759
*	Neogen Corp.	141,089	3,733
	Patterson Cos. Inc.	113,844	3,596
*	Progyny Inc.	91,175	2,882
*	Inari Medical Inc.	42,138	2,773
			259,934
Industrials (18.5%)
	Carlisle Cos. Inc.	68,553	17,442

		Shares	Market Value ($000)
*	Builders FirstSource Inc.	251,082	16,343
	Graco Inc.	222,842	14,106
	Hubbell Inc. Class B	71,349	13,546
	AECOM	185,373	12,948
	Owens Corning	131,799	12,597
	Toro Co.	137,604	11,351
	Regal Rexnord Corp.	88,866	11,104
	Watsco Inc.	43,312	11,072
*	Middleby Corp.	72,962	11,051
	Knight-Swift Transportation Holdings Inc. Class A	217,572	10,583
	Lincoln Electric Holdings Inc.	77,402	10,513
	AGCO Corp.	80,447	10,308
*	Avis Budget Group Inc.	52,571	10,003
*	Trex Co. Inc.	150,996	9,621
	Tetra Tech Inc.	70,818	9,558
	Lennox International Inc.	44,161	9,225
	KBR Inc.	183,991	9,155
*	Axon Enterprise Inc.	89,807	9,103
*	CACI International Inc. Class A	30,593	8,577
	Donaldson Co. Inc.	162,016	8,470
	Woodward Inc.	82,723	8,405
	ITT Inc.	112,275	8,288
*	Chart Industries Inc.	46,725	8,218
	Oshkosh Corp.	87,365	8,117
	Acuity Brands Inc.	45,902	8,034
	nVent Electric plc	220,673	7,812
*	FTI Consulting Inc.	44,974	7,556
	Landstar System Inc.	49,437	7,486
	EMCOR Group Inc.	70,014	7,396
	Curtiss-Wright Corp.	51,469	7,308
	MDU Resources Group Inc.	266,738	7,303
*	GXO Logistics Inc.	133,475	7,244
	Valmont Industries Inc.	27,842	7,148
*	Sunrun Inc.	271,387	7,089
*	XPO Logistics Inc.	129,326	6,911
*	IAA Inc.	176,782	6,900
*	Univar Solutions Inc.	224,130	6,885
*	Saia Inc.	34,526	6,822
*	ASGN Inc.	68,351	6,509
	Science Applications International Corp.	74,654	6,462
*	MasTec Inc.	77,160	6,450
	ManpowerGroup Inc.	71,162	6,377
	Hexcel Corp.	110,000	6,320
	Crane Holdings Co.	65,449	6,261
	Simpson Manufacturing Co. Inc.	56,959	6,172
*	Clean Harbors Inc.	65,635	6,130
	MSA Safety Inc.	47,813	6,096
*	Stericycle Inc.	120,448	6,089
	Ryder System Inc.	70,398	5,633
	Timken Co.	90,531	5,529
	Flowserve Corp.	170,834	5,381
*	Kirby Corp.	78,830	5,323
	MSC Industrial Direct Co. Inc. Class A	61,814	5,250
*	Fluor Corp.	185,467	5,236
	GATX Corp.	46,557	5,026
	Watts Water Technologies Inc. Class A	36,148	4,729
	Insperity Inc.	46,769	4,680
*	JetBlue Airways Corp.	416,702	4,475

		Shares	Market Value ($000)
*	Mercury Systems Inc.	74,449	4,453
	Brink's Co.	64,480	3,922
*	Dycom Industries Inc.	39,516	3,679
	EnerSys	54,136	3,666
	Terex Corp.	91,528	3,239
	Werner Enterprises Inc.	78,530	3,186
	Kennametal Inc.	108,781	3,018
	MillerKnoll Inc.	99,338	3,000
*	Esab Corp.	59,433	2,972
	Trinity Industries Inc.	107,283	2,667
*	Vicor Corp.	28,123	1,893
			521,421
Information Technology (13.0%)
*	Fair Isaac Corp.	34,461	14,113
	Jabil Inc.	188,113	11,573
	Cognex Corp.	231,805	11,224
*	Arrow Electronics Inc.	89,274	10,771
*	Ciena Corp.	203,148	10,324
*	Manhattan Associates Inc.	82,847	10,019
*	WEX Inc.	58,762	10,006
	Genpact Ltd.	223,577	9,920
	Western Union Co.	516,640	9,372
*	Lattice Semiconductor Corp.	179,626	9,344
*	First Solar Inc.	129,635	9,154
*	Paylocity Holding Corp.	52,048	9,101
*	Wolfspeed Inc.	120,027	9,030
	MKS Instruments Inc.	72,749	8,984
*	Coherent Inc.	32,477	8,800
	Littelfuse Inc.	32,310	8,730
*	II-VI Inc.	139,482	8,718
	Concentrix Corp.	56,276	8,717
*	Euronet Worldwide Inc.	69,340	8,401
	CDK Global Inc.	153,195	8,343
*	Lumentum Holdings Inc.	94,697	8,152
*	Sailpoint Technologies Holdings Inc.	122,339	7,761
*	Synaptics Inc.	51,843	7,679
*	Silicon Laboratories Inc.	50,105	7,474
	Universal Display Corp.	56,872	7,183
*	Aspen Technology Inc.	36,857	7,131
	CMC Materials Inc.	37,460	6,628
	Power Integrations Inc.	77,603	6,548
	Avnet Inc.	129,845	6,291
*	Cirrus Logic Inc.	75,091	6,123
	National Instruments Corp.	172,911	6,107
*	NCR Corp.	173,078	6,004
	Vontier Corp.	221,823	5,949
*	Qualys Inc.	43,778	5,721
	TD SYNNEX Corp.	54,350	5,644
*	Teradata Corp.	142,278	5,468
*	Semtech Corp.	84,563	5,420
	Maximus Inc.	81,278	5,274
*	Envestnet Inc.	71,651	4,773
*	SiTime Corp.	19,656	4,187
*	ACI Worldwide Inc.	154,082	4,105
*	Viasat Inc.	97,588	3,854
*	Blackbaud Inc.	58,651	3,733
	Bread Financial Holdings Inc.	65,190	3,592
*	CommVault Systems Inc.	58,333	3,559

		Shares	Market Value ($000)
	Vishay Intertechnology Inc.	173,832	3,553
	Belden Inc.	58,825	3,387
*	Sabre Corp.	423,466	3,180
	Xerox Holdings Corp.	160,731	3,025
*	Digital Turbine Inc.	115,525	2,938
*	Kyndryl Holdings Inc.	234,791	2,897
	Amkor Technology Inc.	131,246	2,683
*	Calix Inc.	71,874	2,655
*	LiveRamp Holdings Inc.	89,346	2,287
*	SunPower Corp.	108,757	1,922
			367,531
Materials (7.6%)
	Steel Dynamics Inc.	247,216	21,107
	Reliance Steel & Aluminum Co.	82,150	15,970
	RPM International Inc.	170,029	14,979
	Alcoa Corp.	241,398	14,899
*	Cleveland-Cliffs Inc.	626,926	14,532
	Olin Corp.	185,025	12,173
	Royal Gold Inc.	86,088	9,735
	AptarGroup Inc.	86,349	9,247
	Chemours Co.	209,904	9,045
	United States Steel Corp.	342,245	8,580
	Louisiana-Pacific Corp.	115,334	7,965
	Valvoline Inc.	235,259	7,872
	Sonoco Products Co.	128,984	7,542
	Ashland Global Holdings Inc.	69,436	7,431
	Eagle Materials Inc.	51,795	6,762
	Commercial Metals Co.	159,306	6,329
	Avient Corp.	120,064	5,907
	Cabot Corp.	74,231	5,613
	Scotts Miracle-Gro Co.	53,217	5,035
	Silgan Holdings Inc.	110,061	4,822
	Sensient Technologies Corp.	55,113	4,819
*	Ingevity Corp.	51,434	3,584
	NewMarket Corp.	8,959	2,952
	Minerals Technologies Inc.	43,642	2,892
	Greif Inc. Class A	34,740	2,066
	Worthington Industries Inc.	42,766	1,995
			213,853
Real Estate (9.3%)
	Medical Properties Trust Inc.	782,616	14,541
	Rexford Industrial Realty Inc.	210,076	13,418
*	Jones Lang LaSalle Inc.	66,172	13,057
	Life Storage Inc.	107,523	12,554
	American Campus Communities Inc.	182,433	11,858
	Lamar Advertising Co. Class A	113,819	11,149
	National Retail Properties Inc.	230,383	10,206
	Brixmor Property Group Inc.	390,662	9,524
	Omega Healthcare Investors Inc.	313,501	9,333
	Apartment Income REIT Corp. Class A	205,900	9,237
	First Industrial Realty Trust Inc.	170,863	9,081
	STORE Capital Corp.	321,939	8,882
	EastGroup Properties Inc.	53,355	8,619
	Kilroy Realty Corp.	137,786	8,364
	Rayonier Inc.	190,679	7,860
	Spirit Realty Capital Inc.	167,520	7,034
	Independence Realty Trust Inc.	289,301	6,801

			Shares	Market Value ($000)
		Cousins Properties Inc.	195,057	6,739
		Douglas Emmett Inc.	230,244	6,509
		Kite Realty Group Trust	287,160	6,019
		National Storage Affiliates Trust	107,451	5,636
		Healthcare Realty Trust Inc.	193,475	5,624
		Park Hotels & Resorts Inc.	310,112	5,601
		Highwoods Properties Inc.	137,675	5,409
		Physicians Realty Trust	289,122	5,363
		SL Green Realty Corp.	84,067	5,193
		EPR Properties	98,098	5,027
		PS Business Parks Inc.	26,376	4,949
		PotlatchDeltic Corp.	90,584	4,752
		Sabra Health Care REIT Inc.	299,722	4,208
		Corporate Office Properties Trust	147,056	4,065
		Hudson Pacific Properties Inc.	199,745	3,977
		Pebblebrook Hotel Trust	172,191	3,876
		JBG SMITH Properties	149,635	3,862
		Macerich Co.	279,618	3,286
				261,613
Utilities (3.7%)
		Essential Utilities Inc.	301,590	13,951
		UGI Corp.	275,068	11,756
		OGE Energy Corp.	262,412	10,838
		National Fuel Gas Co.	119,917	8,817
		Southwest Gas Holdings Inc.	86,405	8,047
		IDACORP Inc.	66,219	7,219
		Black Hills Corp.	83,678	6,415
		Hawaiian Electric Industries Inc.	143,322	6,187
		ONE Gas Inc.	70,261	6,114
		New Jersey Resources Corp.	126,059	5,789
		PNM Resources Inc.	112,557	5,350
		Spire Inc.	67,864	5,314
		ALLETE Inc.	73,156	4,537
		NorthWestern Corp.	70,947	4,347
				104,681
Total Common Stocks (Cost $2,437,077)				2,817,259
		Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3]	Vanguard Market Liquidity Fund (Cost $20,671)	0.854%	206,737	20,672
Total Investments (100.5%) (Cost $2,457,748)				2,837,931
Other Assets and Liabilities—Net (-0.5%)				(15,116)
Net Assets (100%)				2,822,815
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,929,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $16,695,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2022	11	2,765	56

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Wolfspeed Inc.	8/31/22	BANA	3,852	(0.787)	—	(695)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,817,259	—	—	2,817,259
Temporary Cash Investments	20,672	—	—	20,672
Total	2,837,931	—	—	2,837,931

Derivative Financial Instruments
Assets
Futures Contracts[1]	56	—	—	56
Liabilities
Swap Contracts	—	695	—	695
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.